FORM 24F-2
[As adopted in Release No. IC-21332, September 1, 1995, effective October 10, 1995, 60F.R. 47041.]

             Annual Notice of Securities Sold Pursuant to Rule 24F-2
                    U.S. SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  FORM 24F-2
                      Annual Notice of Securities Sold
                            Pursuant to Rule 24f-2

             Read instructions at end of Form before preparing Form.
                             Please print or type.


 1.	Name and address of issuer:	KILICO Variable Separate Account
                                1 Kemper Drive, Long Grove, IL 60049
________________________________________________________________________________
2.	Name of each series or class of funds for which this notice is filed:   KINF
   Money Market, KINF Government Securities, KINF High Yield, KINF Growth, KINF
   Total Return, KINF	International, KINF Small Cap Growth, Lord Abbett Growth
   and Income, JanCap Growth, T. Rowe Price International Equity, T. Rowe Price
   Asset Allocation, Founders Capital	Appreciation, INVESCO Equity Income, PIMCO
   Total Return Bond, PIMCO Limited Maturity Bond and Berger Capital Growth.
________________________________________________________________________________
3.	Investment Company Act File Number:				811-5025

   Securities Act File Number			         	33-11803 and 33-65399
________________________________________________________________________________
4.	Last day of fiscal year for which this notice is filed:		December 31, 1996
________________________________________________________________________________
5.	Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2
   declaration:	                                             					N/A	[   ]
________________________________________________________________________________
6.	Date of termination of issuer's declaration under rule 24f-2(a)(1), if
   applicable (see Instruction A.6):	                   										N/A
________________________________________________________________________________
7.	Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the
   fiscal year:	                                              				-0-
________________________________________________________________________________
8.	Number and amount of securities registered during the fiscal year other than
   pursuant to rule 24f-2:	                              									-0-
________________________________________________________________________________

9.	Number and aggregate sale price of securities sold during the fiscal year:
                                            										  	  5,272,412 (units);
	                                                         $9,937,623
________________________________________________________________________________
10.	Number and aggregate sale price of securities sold during the fiscal year in
    reliance upon	registration pursuant to rule 24f-2:
                                                    					  5,272,412 (units);
					                                               						$9,937,623
________________________________________________________________________________
11.	Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see
    Instruction B.7):	                                          		-0-
________________________________________________________________________________
12.	Calculation of registration fee:
    (i)	Aggregate sale price of securities sold during the fiscal year in reliance on rule 24f-2 (from Item 10):
                                              											 $9,937,623

   (ii)	Aggregate price of shares issued in connection with dividend
        reinvestment plans (from Item	11, if applicable):
  										                                          	  +        -0-

  (iii)	Aggregate price of shares redeemed or repurchased during the fiscal year
        (if applicable):

                                              											-10,733,712

   (iv)	Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to rule 24e-2 (if applicable):
                                              											+        -0-

    (v)	Net aggregate price of securities sold and issued during the fiscal year
        in reliance on rule	24f-2 [line (i), plus line (ii), less line (iii),
        plus line (iv)] (if applicable):
       	                                             									    -0-

   (vi)	Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation (see Instruction C.6):
						                                           					x       1/3300

  (vii)	Fee due [line (i) or line (v) multiplied by line (vi)]:
                                                  												    -0-

Instruction:	Issuers should complete lines (ii), (iii), (iv), and (v) only if
             the form is being filed	within 60 days after the close of the
             issuer's fiscal year.  See Instruction C.3.
________________________________________________________________________________
13.	Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other
    Procedures (17 CFR 202.3a).			                       											[   ]

    Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:
	                                                       										   N/A
________________________________________________________________________________

                                 SIGNATURES
This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.



By (Signature and Title)*			     /s/ Robert A. Daniel
                                 Robert A. Daniel
                                 Controller and Treasurer


Date 02/27/97     *Please print the name and title of the signing officer below the signature.

February 27, 1997



KILICO Variable Separate Account
One Kemper Drive
Long Grove, Illinois 60049

Dear Sir or Madam:

Reference is made to your Registration Statement under the Securities Act of 1933 (the "1933 Act") and the Investment Company Act of 1940 (the "1940 Act") on Form S-6 and all amendments thereto and the Rule 24f-2 Notice ("Notice") to be filed by you with the Securities and Exchange Commission pursuant to Rule 24f-2 under the 1940 Act for your fiscal year ended December 31, 1996. Reference is also made to the 5,272,412 units (the "Units") specified in said Notice as having been sold in reliance upon registration pursuant to Rule 24f-2. I have examined such documents, certificates and opinions and have made such investigations as I have deemed necessary for the purposes of this opinion.

It is my opinion that the Units, the registration of which the Notice makes definite in number, were legally issued, fully paid and non-assessable. I consent to the use of this opinion for or in your Registration Statement on Form S-6 under the 1933 Act and the 1940 Act and the aforementioned Notice to be filed pursuant to Rule 24f-2 under the 1940 Act.

Sincerely,


/s/Frank J. Julian
Frank J. Julian
Associate General Counsel


FJJ/sw